Equity instruments - Changes - (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Balance at beginning of year	€ 118,420	€ 133,271
Valuation adjustment and other items			€ 1,137
Balance at end of year	122,845	118,420	133,271
Equity instruments
Disclosure of financial assets [line items]
Balance at beginning of year	2,671	4,790	5,487
Net additions (disposals)	221	(324)	(331)
Valuation adjustment and other items	(29)	(174)	(366)
Balance at end of year	€ 2,863	€ 2,671	€ 4,790